UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C.  20549


Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  3/31/2012
Check here if Amendment [  ]; Amendment Number:  ______
This Amendment (Check only one.):
[ ] is a restatement.
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: 		Birinyi Associates Inc
Address: 	PO Box 711
		Westport, CT 06880

Form 13F File Number:  28-0 4573

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name: Jeffrey Rubin
Title: Director of Research
Phone: 203-341-0833
Signature, Place, and Date of Signing: [X] 13F HOLDINGS REPORT.
(Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]
Form 13F File Number Name 28______
[Repeat as necessary.]











FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 	0
Form 13F Information Table Entry Total: _____________________
Form 13F Information Table Value Total: $168,090 (thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
[If there are no entries in this list, state NONE and omit the column headings and list entries.]
No. Form 13F File Number Name
____ 28-________________________
[Repeat as necessary.]






Column 1	Column 2	Column 3	Column 4	Column 5			Column 6	Column 8
Name	Title 	CUSIP	Value	Shrs or	SH/PRN	Put/Call	Investment	Voting authority
of Issuer	of class		(x $1000)	prn amt			discretion	Sole	Shared	None
Altria Grp Inc	Common Stock	02209S103	"$1,347"	"43,625"			"43,625"	"43,625"
Amazon.Com Inc	Common Stock	023135106	"$3,417"	"16,875"			"16,875"	"16,875"
American Exps	Common Stock	025816109	"$1,230"	"21,250"			"21,250"	"21,250"
Amgen Inc	Common Stock	031162100	$396	"5,827"			"5,827"	"5,827"
Annaly Capital	REIT	035710409	"$1,143"	"72,250"			"72,250"	"72,250"
Apple Inc	Common Stock	037833100	"$25,331"	"42,250"			"42,250"	"42,250"
Autozone Inc	Common Stock	053332102	$632	"1,700"			"1,700"	"1,700"
B&G Foods Inc	Common Stock	05508R106	$929	"41,250"			"41,250"	"41,250"
Barrick Gold co	Common Stock	067901108	$704	"16,200"			"16,200"	"16,200"
Blackrock Inc	Common Stock	09247X101	$297	"1,450"			"1,450"	"1,450"
Bp Prud Bay-Rtu	Royalty Trst	055630107	"$1,112"	"8,890"			"8,890"	"8,890"
Cablevision Sy	Common Stock	12686C109	$584	"39,750"			"39,750"	"39,750"
Caterpillar Inc	Common Stock	149123101	"$3,185"	"29,900"			"29,900"	"29,900"
Chevron Corp	Common Stock	166764100	"$2,389"	"22,279"			"22,279"	"22,279"
Chipotle Mex	Common Stock	169656105	"$4,096"	"9,800"			"9,800"	"9,800"
Compass Divsf	Ltd Part	20451Q104	$741	"50,099"			"50,099"	"50,099"
Cons Edison Inc	Common Stock	209115104	"$2,183"	"37,375"			"37,375"	"37,375"
Cummins Inc	Common Stock	231021106	$738	"6,150"			"6,150"	"6,150"
Deere & Co	Common Stock	244199105	$631	"7,800"			"7,800"	"7,800"
Enerplus Co	Common Stock	292766102	"$2,684"	"119,700"			"119,700"	"119,700"
Exxon Mobil Co	Common Stock	30231G102	"$1,054"	"12,150"			"12,150"	"12,150"
Fedex Corp	Common Stock	31428X106	$368	"4,000"			"4,000"	"4,000"
General Elec	Common Stock	369604103	"$3,154"	"157,150"			"157,150"	"157,150"
General Motors	Common Stock	37045V100	$565	"22,025"			"22,025"	"22,025"
Goldman Sachs	Common Stock	38141G104	"$1,859"	"14,950"			"14,950"	"14,950"
Google Inc	Common Stock	38259P508	"$10,811"	"16,859"			"16,859"	"16,859"
IBM	Common Stock	459200101	"$8,377"	"40,148"			"40,148"	"40,148"
Intel Corp	Common Stock	458140100	$239	"8,500"			"8,500"	"8,500"
IShares-Rus2000	ETP	464287655	$290	"3,500"			"3,500"	"3,500"
J.C. Penney Co	Common Stock	708160106	$452	"12,750"			"12,750"	"12,750"
Kraft Foods Inc	Common Stock	50075N104	$412	"10,851"			"10,851"	"10,851"
Las Vegas Sands	Common Stock	517834107	$306	"5,320"			"5,320"	"5,320"
MarketVectors O	ETP	57060U191	"$4,310"	"106,100"			"106,100"	"106,100"
Mastercard Inc	Common Stock	57636Q104	"$5,625"	"13,375"			"13,375"	"13,375"
McDonalds Corp	Common Stock	580135101	"$7,922"	"80,753"			"80,753"	"80,753"
Microsoft Corp	Common Stock	594918104	$695	"21,550"			"21,550"	"21,550"
News Corp-A	Common Stock	65248E104	$473	"24,000"			"24,000"	"24,000"
Nike Inc -Cl B	Common Stock	654106103	$217	"2,000"			"2,000"	"2,000"
NVR Inc	Common Stock	62944T105	$291	400			400	400
People's United	Common Stock	712704105	$286	"21,592"			"21,592"	"21,592"
Pfizer Inc	Common Stock	717081103	$249	"11,000"			"11,000"	"11,000"
Philip Morris	Common Stock	718172109	"$2,104"	"23,750"			"23,750"	"23,750"
Priceline.Com	Common Stock	741503403	"$5,919"	"8,250"			"8,250"	"8,250"
Procter&Gamble	Common Stock	742718109	"$2,059"	"30,630"			"30,630"	"30,630"
Qualcomm Inc	Common Stock	747525103	$272	"4,000"			"4,000"	"4,000"
Ralph Lauren Co	Common Stock	751212101	"$1,046"	"6,000"			"6,000"	"6,000"
Salesforce.Com	Common Stock	79466L302	$224	"1,450"			"1,450"	"1,450"
Schlumberger Lt	Common Stock	806857108	"$1,748"	"25,000"			"25,000"	"25,000"
SPDR DJIA Trust	ETP	78467X109	"$5,944"	"45,100"			"45,100"	"45,100"
SPDR Gold Trust	ETP	78463V107	$324	"2,000"			"2,000"	"2,000"
SPDR S&P 500 ETF	ETP	78462F103	"$33,611"	"238,700"			"238,700"	"238,700"
Starbucks Corp	Common Stock	855244109	$788	"14,100"			"14,100"	"14,100"
Unilever NV-Nys	NY Reg Shrs	904784709	"$3,033"	"89,138"			"89,138"	"89,138"
Union Pac Corp	Common Stock	907818108	$478	"4,450"			"4,450"	"4,450"
United Tech Co	Common Stock	913017109	$871	"10,500"			"10,500"	"10,500"
US Steel Corp	Common Stock	912909108	$294	"10,000"			"10,000"	"10,000"
Verizon Comm	Common Stock	92343V104	"$4,473"	"117,000"			"117,000"	"117,000"
Wal-Mart Stores	Common Stock	931142103	"$1,224"	"20,000"			"20,000"	"20,000"
Wells Fargo &Co	Common Stock	949746101	$606	"17,750"			"17,750"	"17,750"
Windstream Corp	Common Stock	97381W104	$355	"30,325"			"30,325"	"30,325"
Wynn Resorts Lt	Common Stock	983134107	$993	"7,950"			"7,950"	"7,950"